Defined Contribution Plan (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Defined Contribution Plan (Textual)
Percentage of annual compensation	90.00%
Employer contributions charged to operations		$ 0	$ 0	$ 0	$ 0
Employer contributions charged to expense		$ 2,326	$ 2,917	$ 29,364	$ 30,683